Vista Point Assets LLC ABS-15G

Exhibit 99.4 - Schedule 4

Loan ID	Dummy ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment